CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
CAPITAL STRUCTURE
15.	CAPITAL STRUCTURE

Ordinary and Treasury Shares

The Company’s treasury shares represent i) new shares issued by the Company and held by the depositary bank to facilitate the administration and operations of the Company’s share incentive plans, and are to be delivered to the directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan as described in Note 17 and held by a trustee to facilitate the future vesting of restricted shares in selected directors, employees and consultants under the 2011 Share Incentive Plan; and iii) the shares repurchased by the Company under the 2015 Stock Repurchase Program and 2014 Stock Repurchase Program (as described below) pending for retirement.

New Shares Issued by the Company

During the years ended December 31, 2016, 2015 and 2014, the Company issued nil, 940,419 and nil ordinary shares to its depositary bank for future vesting of restricted shares and exercise of share options, respectively. The Company issued 303,318, 136,809 and 1,068,534 of these ordinary shares upon vesting of restricted shares; and 1,789,929, 1,368,747 and 928,299 of these ordinary shares upon exercise of share options during the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016 and 2015, the Company had a balance of 10,823,770 and 12,917,017 newly issued ordinary shares which continue to be held by the Company for future issuance upon vesting of restricted shares and exercise of share options, respectively.

Shares Purchased under a Trust Arrangement

On May 15, 2013, the Board of Directors of the Company authorized a trustee to purchase the Company’s ADSs from the open market for the purpose of satisfying its obligation to deliver ADSs under its 2011 Share Incentive Plan (“Share Purchase Program”). Under the Share Purchase Program, the trustee was authorized to purchase ADSs from the open market at the price ranges to be determined by the Company’s management from time to time. The purchased ADSs were to be delivered to the directors, eligible employees and consultants upon vesting of the restricted shares. Following the delisting of the Company’s ordinary shares from The Stock Exchange of Hong Kong Limited (the “Hong Kong Stock Exchange”) in July 2015, the Company terminated the trust and the trustee approved the termination on April 26, 2016.

During the year ended December 31, 2016, no ordinary share was purchased under a trust arrangement, while the remaining 18,213 ordinary shares previously purchased under a trust arrangement were transferred back to the Company upon the termination of the trust and delivered to directors and eligible employees upon the vesting of restricted shares. During the year ended December 31, 2015, no ordinary share was purchased under a trust arrangement, while 466,203 ordinary shares purchased under a trust arrangement were delivered to directors and eligible employees to satisfy the vesting of restricted shares. During the year ended December 31, 2014, 69,426 ADSs, equivalent to 208,278 ordinary shares were purchased under a trust arrangement from the open market at an average market price of $24.79 per ADS or $8.26 per share (including commissions), and 467,121 ordinary shares purchased under a trust arrangement were delivered to directors and eligible employees to satisfy the vesting of restricted shares. As of December 31, 2015, the shares purchased under a trust arrangement had a balance of 18,213 ordinary shares for future issuance upon vesting of restricted shares.

Shares Repurchased for Retirement

On August 7, 2014, the Board of Directors of the Company authorized the repurchase of the Company’s ADSs of up to an aggregate of $500,000 under a stock repurchase program (the “2014 Stock Repurchase Program”) for shares retirement. Under the 2014 Stock Repurchase Program, the Company was authorized to repurchase ADSs from the open market at the price ranges determined by the Company’s management from time to time. The 2014 Stock Repurchase Program expired following the 2015 share repurchase mandate granted by the shareholders at the annual general meeting of the Company held on May 20, 2015 (as describe below).

On May 20, 2015, the Board of Directors of the Company authorized the repurchase of the Company’s ADSs of up to an aggregate of $500,000 under a stock repurchase program (the “2015 Stock Repurchase Program”) for share retirement. Under the 2015 Stock Repurchase Program, the Company was authorized to repurchase ADSs from the open market at the price ranges determined by the Company’s management from time to time. Upon the conclusion of the annual general meeting of the Company held on May 18, 2016, the 2015 Stock Repurchase Program expired.

During the year ended December 31, 2016, no ordinary share was repurchased and retired under the 2015 Stock Repurchase Program. During the year ended December 31, 2015, no ordinary share was repurchased under the 2015 Stock Repurchase Program and the 2014 Stock Repurchase Program, while 3,717,816 ordinary shares repurchased under the 2014 Stock Repurchase Program were retired. During the year ended December 31, 2014, 12,216,448 ADSs, equivalent to 36,649,344 ordinary shares were repurchased under the 2014 Stock Repurchase Program from the open market in aggregate for $300,495 (including commissions), at an average market price of $24.60 per ADS or $8.20 per share, of which 32,931,528 ordinary shares repurchased under the 2014 Stock Repurchase Program were retired. As of December 31, 2016 and 2015, there was no outstanding repurchased ordinary shares pending for future retirement in each of those periods.

On May 9, 2016, the Company completed a repurchase of 155,000,000 of its ordinary shares (equivalent to 51,666,666 ADSs) from a subsidiary of Crown for an aggregate purchase price of $800,839, at an average market price of $15.50 per ADS or $5.1667 per share. Following the completion of this share repurchase, the 155,000,000 repurchased shares were canceled. The total cost for these repurchased shares, which comprised the purchase price and all incidental expenses, amounted to $803,171 and was recorded as treasury shares for the year ended December 31, 2016.

As of December 31, 2016 and 2015, the Company had 1,475,924,523 and 1,630,924,523 issued ordinary shares, and 10,823,770 and 12,935,230 treasury shares, with 1,465,100,753 and 1,617,989,293 ordinary shares outstanding, respectively.